Stockholders' Equity (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Stockholders' Deficit [Abstract]
Number of Shares, Outstanding	8,926,517	4,865,234	6,251
Number of Shares, Granted	35,086,253	4,061,283	5,478,360
Number of Shares, Exercised			(619,377)
Number of Shares, Forfeited	(868,213)
Number of Shares, Outstanding	5,881,575	8,926,517	4,865,234
Number of Shares, Outstanding and vested	43,144,557
Weighted Average Exercise Price Per Share, Outstanding	$ 0.54	$ 0.80	$ 1.00	$ 0.80
Weighted Average Exercise Price Per Share, Granted	1.58	0.54	0.05
Weighted Average Exercise Price Per Share, Exercised			0.08
Weighted Average Exercise Price Per Share, Forfeited	0.80
Weighted Average Exercise Price Per Share, Outstanding		$ 0.54	$ 0.80	$ 0.80
Weighted Average Exercise Price Per Share, Outstanding and vested	1.25